Label	Element	Value
MATTHEWS CHINA FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000923184_SupplementTextBlock

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Institutional Class shareholders of Matthews China Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA FUND
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 22 of the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China.

Please retain this Supplement with your records.